FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (4,102,820)		R$ (6,775,980)
Operational Hedge
Financial Instruments and Risks
Fair value		860,019		(772,509)
Operational Hedge | ZCC
Financial Instruments and Risks
Notional Amount | $	$ 3,777,250		$ 3,212,250
Fair value		837,500		(780,457)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	80,000		80,000
Fair value		22,519		7,948
Debt Hedge
Financial Instruments and Risks
Fair value		(5,217,687)		(6,374,130)
Debt Hedge | Interest rate hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	3,600,000		3,683,333
Fair value		(706,256)		(1,059,192)
Debt Hedge | Interest rate hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional Amount | $	843,845		843,845
Fair value		269,764		285,533
Debt Hedge | Interest rate hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	121,003		121,003
Fair value		(85,924)		(114,834)
Debt Hedge | Interest rate hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	2,267,057		2,267,057
Fair value		(4,166,257)		(4,977,309)
Debt Hedge | Interest rate hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(529,014)		(508,328)
Commodity Hedge
Financial Instruments and Risks
Fair value		254,848		370,659
Commodity Hedge | Swap US-CPI (U.S.$)
Financial Instruments and Risks
Notional Amount | $	$ 612,650		646,068
Fair value		R$ 254,848		354,900
Commodity Hedge | Swap VLSFO
Financial Instruments and Risks
Notional Amount | $			$ 37,757
Fair value				R$ 15,759